License Agreements - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Jan. 22, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
License And Collaboration Agreements [Line Items]
License fee expenses		$ 53		$ 269	$ 83	$ 386	$ 57	$ 682	$ 357
Other noncurrent liabilities		398			398		491	0
License Agreement Terms [Member]
License And Collaboration Agreements [Line Items]
License fee expenses		0		273	0	382		595	275
Accrued license fees		706			706		1,015
Accrued expenses and other current liabilities		528			528		748	1,183
Other noncurrent liabilities		178			178		267
Terms of the MIT Agreement remain in force	December 31, 2016
Increase in the annual license maintenance fees due December 31, 2013 through December 31, 2016	50
Annual license fee for extension of term beyond 2016	100
Reduction in accrued license fees							1,500
Reduction in cost of sales due to License royalties							159
Reimbursement of qualifying patent expenses		0		5	3	22	50	11	18
Payment for royalties			200
License Agreement Terms [Member] | Subsequent Event [Member]
License And Collaboration Agreements [Line Items]
Terms of the MIT Agreement remain in force	December 31, 2016
Increase in the annual license maintenance fees due December 31, 2013 through December 31, 2016	50
Royalties payable	200
Annual license fee for extension of term beyond 2016	100
License Agreement Terms [Member] | Amended [Member]
License And Collaboration Agreements [Line Items]
Increase in the annual license maintenance fees due December 31, 2013 through December 31, 2016	100
License Agreement Terms [Member] | Amended [Member] | Subsequent Event [Member]
License And Collaboration Agreements [Line Items]
Increase in the annual license maintenance fees due December 31, 2013 through December 31, 2016	$ 100
License Agreement Terms [Member] | Minimum [Member]
License And Collaboration Agreements [Line Items]
Patent license agreement expiration date					2013		2013
Royalties as a percentage of sales							2.50%
License Agreement Terms [Member] | Maximum [Member]
License And Collaboration Agreements [Line Items]
Patent license agreement expiration date					2021		2021
Royalties as a percentage of sales							5.00%